Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001573035
Eaton Vance Global Income Builder NextShares
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to achieve total return for its shareholders.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Expenses in the table above and the Example below reflect the expenses of the Fund and the Global Income Builder Portfolio (the “Portfolio”), the Fund’s master Portfolio.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that the Fund provides a return of 5% a year and that Fund operating expenses remain the same.  Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to invest in common stocks, preferred stocks and other hybrid securities and fixed and floating-rate income instruments (“income instruments”) of U.S. and foreign issuers. Under normal market conditions, the Fund will invest (i) at least 30% of its net assets in securities issued by issuers located outside of the United States, which may include emerging market countries; and (ii) in issuers located in at least five different countries (including the United States). An issuer will be considered to be located outside the United States if it is domiciled in and tied economically to one or more non-U.S. countries and may include securities trading in the form of depositary receipts. The Fund may invest 25% or more of its assets in each of the utilities and financial services sectors.

Under normal market conditions, the Fund currently expects to invest 50-80% of its net assets in common stocks, 0-30% of its net assets in preferred stocks and other hybrid securities, and 10-40% of its net assets in income instruments including cash or cash equivalents.  The Fund’s investments may be of any maturity or perpetual. The Fund may invest in income instruments and preferred stocks and other hybrid securities of any rating category, or unrated, including those in default, with interest or dividends in arrears or not currently producing any income. The Fund’s investments in income instruments and preferred stocks and other hybrid securities are expected to be primarily rated below investment grade (i.e., rated below BBB- by Standard & Poor’s Ratings Services or Fitch Ratings, or below Baa- by Moody’s Investors Service, Inc. or, if unrated, determined to be of comparable quality by the investment adviser or sub-adviser). Securities and other instruments rated below investment grade are also known as “high yield” or “junk.”  Securities and other instruments rated BBB and Baa have speculative characteristics, while lower rated securities are predominantly speculative.  The Fund expects to invest principally in income instruments that are issued by corporations or sovereign nations, convertible bonds and senior floating-rate loans (“Senior Loans”) and subordinated floating-rate loans (“Junior Loans”) (collectively “bank loans”).  Some of the Fund’s investments may be subject to restrictions on resale, including “Rule 144A” or “Regulation S” securities.  The Fund may invest in publicly traded real estate investment trusts and in other pooled investment vehicles.  Pooled investment vehicles are exchange traded funds (“ETFs”) and other affiliated and unaffiliated mutual funds.  The Fund may also lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to hedge against fluctuations in currency exchange rates through the use of forward foreign currency exchange contracts and to seek to gain or limit exposure to certain markets through the use of futures contracts on securities indices, particularly in connection with engaging in the dividend capture trading strategy. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars; equity swap agreements; interest rate swaps; and credit derivatives including credit default swaps, total return swaps and credit options. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). There is no stated limit on the Fund’s use of derivatives and the Fund’s use of derivatives may be extensive.  To the extent the Fund holds cash as collateral for derivatives, the investment ranges described above may be exceeded.

To determine the percentage of the Fund’s assets that will be invested from time to time in each asset class, the portfolio managers meet periodically and, taking market and other factors into consideration, agree upon an allocation.  The portfolio managers have broad discretion to allocate the Fund’s investments between common stocks, preferred stocks and other hybrid securities and income instruments within the ranges identified above. Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s and sub-adviser’s research staff in making investment decisions.

In selecting securities, the Fund seeks common stocks, preferred stocks and other hybrid securities and income instruments of U.S. and foreign issuers that the portfolio managers believe may produce attractive levels of income.  For its investments in common stocks, the Fund also seeks to invest in securities that the portfolio managers believe have the potential for growth of income and/or capital appreciation over time. For its investments in preferred stocks and other hybrid securities and income instruments, the Fund will also take into consideration the interest rate sensitivity of the investments. The Fund may seek to enhance the level of dividend income it receives by engaging in dividend capture trading. In a typical dividend capture trade, the Fund would buy a stock prior to its ex-dividend date and sell the stock at a point either on or after the ex-dividend date.

The Fund may enter into a series of these trades to augment the amount of dividend income it receives over time. In selecting stocks, the portfolio managers may consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, the strength of the company’s business franchises and estimates of the company’s net value. The portfolio managers will normally consider selling or trimming securities when they become overvalued, represent too large a position in the portfolio, when they identify other securities that may result in a better opportunity, or when fundamentals deteriorate and the original investment case is no longer valid. In addition, the buy and sell decisions for preferred stocks and other hybrid securities and income instruments are also affected to a larger degree by the structure and features of the securities, the current and expected interest rate environment and regulatory actions relating to any specific security or class of security.

The Fund currently invests its assets in the Portfolio, a separate registered investment company with substantially the same investment objective and policies as the Fund, but may also invest directly in securities and other instruments.

About NextShares

NextShares are a new type of actively managed exchange-traded product operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). As a new type of fund, NextShares do not have an operating history and there can be no guarantee that an active trading market for NextShares will develop.

Individual shares of a NextShares fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares (“Broker”), and may not be directly purchased or redeemed from the fund.  As a new type of fund, NextShares initially may be offered by a limited number of Brokers.  Trading prices of NextShares are directly linked to the fund’s next-computed net asset value per share (“NAV”), which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of NextShares will not know the value of their purchases and sales until NAV is determined at the end of the trading day.

Trading prices of NextShares will vary from NAV by a market-determined trading cost (i.e., a premium or discount to NAV), which may be zero.  The premium or discount to NAV at which NextShares trades are executed is locked in at the time of trade execution, and will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units (as defined below) of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV.  See “Purchases and Sales of Fund Shares” below for important information about how to buy and sell shares.

How NextShares Compare to Mutual Funds.  Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the fund’s next determined NAV.  Shares of NextShares funds, by contrast, are purchased and sold primarily in the secondary market.  Because trading prices of NextShares may vary from NAV and commissions may apply, NextShares may be more expensive to buy and sell than mutual funds.  Like mutual funds, NextShares may be bought or sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders.

Relative to investing in mutual funds, the NextShares structure offers certain potential advantages that may translate into improved performance and higher tax efficiency.  These potential advantages include: (a) a single class of shares with no sales loads or distribution and service (12b-1) fees; (b) lower fund transfer agency expenses; (c) reduced fund trading costs and cash drag in connection with shareholder inflows and outflows; and (d) lower fund capital gains distributions.  Because NextShares do not pay sales loads or distribution and service (12b-1) fees, their appeal to financial intermediaries may be limited to distribution arrangements that do not rely upon such payments.

How NextShares Compare to ETFs.  Similar to ETFs, NextShares are issued and redeemed only in specified large aggregations (“Creation Units”) and trade throughout the day on an exchange.  Unlike ETFs, trading prices of NextShares are directly linked to the fund’s next end-of-day NAV rather than determined at the time of trade execution.  Different from ETFs, NextShares do not offer opportunities to transact intraday at currently (versus end-of-day) determined prices.

Unlike actively managed ETFs, NextShares are not required to disclose their full holdings on a daily basis, thereby protecting fund shareholders against the potentially dilutive effects of other market participants front-running the fund’s trades. Because the mechanism that underlies efficient trading of NextShares does not involve portfolio instruments not used in creations and redemptions, the need for full portfolio holdings disclosure to achieve tight markets in NextShares is eliminated.  The NAV-based trading employed for NextShares provides investors with built-in trade execution cost transparency and the ability to control their trading costs using limit orders.  This feature of NextShares distinguishes them from ETFs, for which the variance between market prices and underlying portfolio values is not always known by individual investors and cannot be controlled by them.  For more information, see “Additional Information about NextShares.”

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

The Fund seeks to invest in common stocks, preferred stocks and other hybrid securities and fixed and floating-rate income instruments (“income instruments”) of U.S. and foreign issuers. Under normal market conditions, the Fund will invest (i) at least 30% of its net assets in securities issued by issuers located outside of the United States, which may include emerging market countries; and (ii) in issuers located in at least five different countries (including the United States). An issuer will be considered to be located outside the United States if it is domiciled in and tied economically to one or more non-U.S. countries and may include securities trading in the form of depositary receipts. The Fund may invest 25% or more of its assets in each of the utilities and financial services sectors.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a Broker, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs.  Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired shares.

Contingent Pricing Risk.  Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day. Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day. Like mutual funds, the Fund does not offer opportunities to transact intraday at currently (versus end-of-day) determined prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade prices versus NAV, they cannot be used to control or limit trade execution prices.

Equity Investing Risk.  Fund performance is sensitive to stock market volatility.  The value of equity investments and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline.  Although stock prices can rebound, there is no assurance that values will return to previous levels. Preferred stocks may also be sensitive to changes in interest rates; when interest rates rise, their value will generally fall.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.  Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market securities often involve higher risk than developed market securities.  Trading in foreign markets often involves higher expense than trading in the United States. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

Economic data as reported by sovereign governments and foreign issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks and other hybrid securities and income instruments held by the Fund.  Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Dividend Capture Trading Risk. The use of dividend capture strategies will expose the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Sector Risk.  Because the Fund may invest a significant portion of its assets in the utilities and financial services sectors, the value of Fund shares may be affected by events that adversely affect those sectors and may fluctuate more than that of a more broadly diversified fund.

Income Instruments and Hybrid Securities Risk. Fund performance may be sensitive to increases in prevailing and expected interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.  Investments rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments. Fixed-income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve's action to end its quantitative easing stimulus program as well as the possibility that it may unwind the program and its recent decision to raise the target fed funds rate, fixed income markets could experience continued high volatility.

Risk of Senior and Junior Loans.  Risks of investments in Senior Loans are similar to the risks of lower rated securities, although interest rate risk may be reduced because Senior Loan rates generally are adjusted for changes in short-term interest rates.  Junior Loans are subject to the same general risks.  Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans may involve a higher degree of overall risk than Senior Loans of the same borrower.  Contractual restrictions may impede the Fund’s ability to buy or sell loans.  It may take longer than seven days for transactions in loans to settle.  In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (“junk”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Restricted Securities Risk.  Unless registered for sale to the public under applicable federal securities law, restricted securities can be sold only in private transactions pursuant to an exemption from registration.  The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security.  It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid.  Restricted securities may also be difficult to value.

Real Estate Risks.  Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price, which may vary from the ETF’s net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the value of the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral if the borrower fails financially.

Risks Associated with Active Management.  The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk, Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide information about the investment performance of Global Income Builder Portfolio, the separate registered investment company in which the Fund invests.  The returns in the bar chart and table are for a mutual fund that invests in the Portfolio (the “Portfolio Investor”) and show how the Portfolio Investor’s average annual returns at NAV over time compare with those of a broad-based securities market index and a blended index.  Performance is for a share class of the Portfolio Investor offered at net asset value.  The returns are not adjusted to reflect differences between the total net operating expenses of the Fund and the Portfolio Investor during the periods shown.  If such an adjustment were made, the performance presented below would be higher.  The performance below does not represent the performance of the Fund.  Past performance (both before and after taxes) is no guarantee of future results.  Current Fund performance information can be obtained by visiting www.eatonvance.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide information about the investment performance of Global Income Builder Portfolio, the separate registered investment company in which the Fund invests.  The returns in the bar chart and table are for a mutual fund that invests in the Portfolio (the “Portfolio Investor”) and show how the Portfolio Investor’s average annual returns at NAV over time compare with those of a broad-based securities market index and a blended index.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com.
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The performance below does not represent the performance of the Fund. Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads

The returns are not adjusted to reflect differences between the total net operating expenses of the Fund and the Portfolio Investor during the periods shown.  If such an adjustment were made, the performance presented below would be higher.

Bar Chart, Closing	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2015, the highest quarterly total return for the Portfolio Investor was 12.80% for the quarter ended September 30, 2009, and the lowest quarterly return was –16.81% for the quarter ended December 31, 2008.  For the 30 days ended October 31, 2015, the SEC yield for the Portfolio Investor was 1.45%.  For current yield information, call 1-800-262-1122.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the ten years ended December 31, 2015, the highest quarterly total return for the Portfolio Investor was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.81%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

Prior to December 7, 2015, the Portfolio Investor invested at least 80% of net assets in dividend-paying common and preferred stocks. Effective December 7, 2015, the Portfolio Investor changed its name and its principal investment strategies to invest in common stocks, preferred stocks and other hybrid securities and income instruments of U.S. and foreign issuers. As of such date, the Portfolio Investor is no longer required to invest at least 80% of its net assets in dividend-paying common and preferred stocks.  Investors cannot invest directly in an Index.  (Source for MSCI World Index: MSCI)  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.  BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is,” without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	For current yield information, call 1-800-262-1122.
Eaton Vance Global Income Builder NextShares | MSCI World Index (reflects net dividends, which reflect the deduction of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects net dividends, which reflect the deduction of withholding taxes)
One Year	rr_AverageAnnualReturnYear01	(0.87%)
Five Years	rr_AverageAnnualReturnYear05	7.59%
Ten Years	rr_AverageAnnualReturnYear10	4.98%
Eaton Vance Global Income Builder NextShares | Blended Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.48%)	[2]
Five Years	rr_AverageAnnualReturnYear05	6.56%	[2]
Ten Years	rr_AverageAnnualReturnYear10	5.63%	[2]
Eaton Vance Global Income Builder NextShares | Eaton Vance Global Income Builder NextShares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 317
Annual Return 2006	rr_AnnualReturn2006	23.93%
Annual Return 2007	rr_AnnualReturn2007	8.61%
Annual Return 2008	rr_AnnualReturn2008	(33.76%)
Annual Return 2009	rr_AnnualReturn2009	10.77%
Annual Return 2010	rr_AnnualReturn2010	7.74%
Annual Return 2011	rr_AnnualReturn2011	(3.75%)
Annual Return 2012	rr_AnnualReturn2012	11.79%
Annual Return 2013	rr_AnnualReturn2013	22.84%
Annual Return 2014	rr_AnnualReturn2014	3.35%
Annual Return 2015	rr_AnnualReturn2015	3.22%
One Year	rr_AverageAnnualReturnYear01	3.22%
Five Years	rr_AverageAnnualReturnYear05	7.11%
Ten Years	rr_AverageAnnualReturnYear10	4.14%
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	For the 30 days ended October 31, 2015, the SEC yield for the Portfolio Investor was
Thirty Day Yield	rr_ThirtyDayYield	1.45%
Eaton Vance Global Income Builder NextShares | Eaton Vance Global Income Builder NextShares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.24%
Five Years	rr_AverageAnnualReturnYear05	5.96%
Ten Years	rr_AverageAnnualReturnYear10	2.73%
Eaton Vance Global Income Builder NextShares | Eaton Vance Global Income Builder NextShares | Return After Taxes on Distributions and the Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.65%
Five Years	rr_AverageAnnualReturnYear05	5.54%
Ten Years	rr_AverageAnnualReturnYear10	3.10%

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Global Income Builder Portfolio (the "Portfolio"), the Fund's master Portfolio.
[2]	The blended index consists of 65% MSCI World Index and 35% BofAML Developed Markets High Yield Ex-Subordinated Financial Index. The MSCI World Index reflects net dividends which includes the deduction of withholding taxes. The BofAML Developed Markets High Yield Ex-Subordinated Financial Index reflects gross returns.
[3]	Based on estimates for the current fiscal year.
[4]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.90%. This expense reimbursement will continue through February 28, 2017. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.